Income Taxes (Details) - Schedule of Deferred Tax - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Bad debt provision	¥ 97,681,819	¥ 9,176,875
Operating lease liabilities	1,879,619
Net operating losses carried forward	56,353,847	58,728,788
Valuation allowance	(144,689,121)	(58,728,788)
Deferred tax assets, net	11,226,164	9,176,875
Deferred tax liabilities:
Right-of-use assets	¥ 2,274,256